Other income and expenses, net (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Income And Expenses Net
ICMS tax incentives	[1]	$ (56,697)	$ (71,949)
Changes in fair value of offtake agreement - note 16 (d)		24,267
Changes in fair value of derivative financial instruments – note 16 (c)		1,363	7,486	948
Loss on sale of property, plant and equipment		(698)	(4,891)	(2,268)
Remeasurement of asset retirement and environmental obligations		(1,512)	(6,664)	(900)
Slow moving and obsolete inventory		(11,511)	(985)	(1,057)
Provision of legal claims		(7,664)	(13,173)	(10,912)
Contribution to communities		(17,233)	(7,070)	(2,773)
Pre-operating expenses related to Aripuanã	[2]	(45,800)	(8,753)	(1,885)
Impairment of other assets	[3]	(9,302)
Others		8,719	(5,951)	(317)
Total other income and expenses, net		$ (2,674)	$ 31,948	$ (19,164)

[1]	In December 2021, the Company adhered to a Brazilian Law that states that government grants of the "Imposto circulação de mercadorias e serviços" ("ICMS") tax incentives are considered investment subsidies and should be excluded from taxable income for the purpose of calculating the Corporate Income Tax ("IRPJ") and the Social Contribution on Net Income tax ("CSLL"). In 2022, the Company received USD 56,697 of ICMS tax incentives, which were excluded from the corporate income taxes basis for the year and were considered a permanent difference reducing the income tax to pay in the amount of USD 19,277 as shown in note 11 (a). Additionally, based on this, the Company stopped presenting the expenses and revenues of the received ICMS tax incentives on a net basis and started to separate the expenses in Taxes on Sales and the corresponding revenues in Other income and expenses, net. The presentation on a gross basis became necessary to demonstrate the taxes on sales for Brazilian corporate tax deduction purposes.
[2]	Related to Aripuanã's pre-operating expenses that mainly comprise USD 36,884 (including depreciation of USD 3,868) related to the idleness of the Aripuanã mine's and plant's capacity from January to October, the period before the unit started to generate revenues. Since November, these idleness costs were recorded within Cost of Sales.
[3]	Amounts mainly related to the write-off of some non-commercial account receivables and taxes, which the Company does not expect to recover.